Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands, $ in Thousands	Oct. 30, 2018 CAD ($)	Jun. 30, 2019 USD ($)
Commitments Disclosure [Line Items]
Year 1		$ 238,786
Year 2		157,217
Year 3		83,915
Year 4		85,148
Year 5		83,511
Thereafter		745,078
Total		1,393,655
Power purchase
Commitments Disclosure [Line Items]
Year 1		32,904
Year 2		11,004
Year 3		11,225
Year 4		11,452
Year 5		11,680
Thereafter		185,349
Total		263,614
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1		68,216
Year 2		41,036
Year 3		26,969
Year 4		25,109
Year 5		20,279
Thereafter		39,648
Total		221,257
Service agreements
Commitments Disclosure [Line Items]
Year 1		47,206
Year 2		39,575
Year 3		39,025
Year 4		41,813
Year 5		44,685
Thereafter		316,099
Total		528,403
Capital projects
Commitments Disclosure [Line Items]
Year 1		83,990
Year 2		58,976
Year 3		0
Year 4		0
Year 5		0
Thereafter		0
Total		142,966
Land easements (note 1(c))
Commitments Disclosure [Line Items]
Year 1		6,470
Year 2		6,626
Year 3		6,696
Year 4		6,774
Year 5		6,867
Thereafter		203,982
Total		$ 237,415
Gaia Power Inc. vs APUC
Commitments Disclosure [Line Items]
Damages sought	$ 345,000
Puntitive damages sought	$ 25,000